Cash and Investment Held in Trust Account (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and Investment Held in Trust Account [Abstract]
Investment securities	$ 56,950,088	$ 117,806,478